FAIR VALUE MEASUREMENTS - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Investment in unconsolidated affiliates	$ 11,675	$ 13,570
Convertible Notes Payable	74,486	0
Standby Agreement derivative liability	1,900	0
Deferred cash consideration	10,900
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrant liability	0	561
Investment in unconsolidated affiliates	11,674	13,570
Convertible Notes Payable	74,942	0
Deferred cash consideration	$ 3,865	$ 0